Cover Page	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 30, 2025
Entity Registrant Name	Bed Bath & Beyond, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41850
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	433 W. Ascension Way, 3rd Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	801
Local Phone Number	947-3100
Written Communications	false
Soliciting Material	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001130713
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrants to Purchase Shares of Common Stock
Cover [Abstract]
Title of 12(b) Security	Warrants to Purchase Shares of Common Stock
Trading Symbol	BBBY WS
Security Exchange Name	NYSE
Entity Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Shares of Common Stock
Trading Symbol	BBBY WS
Security Exchange Name	NYSE
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BBBY
Security Exchange Name	NYSE
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BBBY
Security Exchange Name	NYSE